[LOGO OF USAA]
   USAA(R)

                   USAA SHORT-TERM Fund

                                  [GRAPHIC OF USAA SHORT-TERM FUND]

     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
       March 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "

                                           AS THE GEOPOLITICAL

[PHOTO OF CHRISTOPHER W. CLAUS]            UNCERTAINTY UNWINDS,

                                       WE AT USAA EXPECT THE ECONOMY

                                        TO REGAIN SOME MOMENTUM ....

                                                     "
--------------------------------------------------------------------------------

                 At USAA, we remain proud and honored to serve our members, many of whom have served or are serving our nation in all corners of the world. The nation's worst fears about the war in Iraq have not been realized, and we are grateful.

                 American investors also appear to be relieved. In the days leading up to the war, they flocked to the relative safety of the Treasury market. However, as war fears waned, they became less willing to pay a premium for Treasury securities.

                 As the geopolitical uncertainty unwinds, we at USAA expect the economy to regain some momentum during the latter half of the year.

                 Over the last year and a half, interest rates fell to near-historic lows. In the coming months, we believe the Federal Reserve Board will continue to support the economy by maintaining its accommodative monetary policy. We also expect the federal government to pass some kind of tax-cut package. Once the economy demonstrates it's on the road to recovery, it would be reasonable to expect interest rates to begin to rise.

                 Around the country, state and municipal governments are also facing budget challenges. Many have spent a significant amount of money on homeland security issues. At the same time, they have seen a decrease in their overall tax revenues, including

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 income, capital gains, and usage taxes. Nevertheless, the potential problems, while demanding, should be manageable.

                 At USAA, we will continue to work hard on your behalf and remain focused on providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. Our goal is to deliver one of the best values in the marketplace - without excessive fees, sales loads, or contractual plans and with below-average expense ratios. As always, we're here to serve you with our proven and market-tested portfolio management team, track record, USAA's world-class service, and pure no-load mutual funds.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your trust and support.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   1

FINANCIAL INFORMATION

   Distributions to Shareholders                                            11

   Independent Auditors' Report                                             12

   Portfolio of Investments                                                 13

   Notes to Portfolio of Investments                                        30

   Financial Statements                                                     31

   Notes to Financial Statements                                            34

DIRECTORS' INFORMATION                                                      43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is three years or less.

------------------------------------------------------------------------------------------------
                                                               3/31/03               3/31/02
------------------------------------------------------------------------------------------------
Net Assets                                                $1,254.3 Million      $1,147.3 Million
Net Asset Value Per Share                                       $10.87                $10.65
Tax-Exempt Dividends Per Share Last 12 Months                   $0.352                $0.421
Capital Gain Distributions Per Share Last 12 Months                -                     -

------------------------------------------------------------------------------------------------
                         30-DAY SEC YIELD* AS OF 3/31/03
------------------------------------------------------------------------------------------------
             30-DAY SEC YIELD                                     2.18%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2003

--------------------------------------------------------------------------------
               TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS           4.67%        =          4.45%          +         0.22%
5 YEARS            4.49%        =          4.21%          +         0.28%
1 YEAR             5.44%        =          3.37%          +         2.07%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2003

                        [CHART]



--------------------------
      TOTAL RETURN
--------------------------

03/31/1994           2.87%
03/31/1995           4.51%
03/31/1996           5.83%
03/31/1997           4.70%
03/31/1998           6.35%
03/31/1999           4.46%
03/31/2000           2.05%
03/31/2001           6.99%
03/31/2002           3.60%
03/31/2003           5.44%


--------------------------
     DIVIDEND RETURN
--------------------------

03/31/1994           4.28%
03/31/1995           4.61%
03/31/1996           4.87%
03/31/1997           4.70%
03/31/1998           4.74%
03/31/1999           4.65%
03/31/2000           4.48%
03/31/2001           4.79%
03/31/2002           3.97%
03/31/2003           3.37%


---------------------------
   CHANGE IN SHARE PRICE
---------------------------

03/31/1994           -1.41%
03/31/1995           -0.10%
03/31/1996            0.96%
03/31/1997            0.00%
03/31/1998            1.61%
03/31/1999           -0.19%
03/31/2000           -2.43%
03/31/2001            2.20%
03/31/2002           -0.37%
03/31/2003            2.07%

                    [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                       12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

                 [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                          LIPPER SHORT-TERM
                 USAA SHORT-TERM            MUNICIPAL DEBT
                      FUND                  FUNDS AVERAGE
                 ---------------          -----------------
3/31/1994             4.33%                      3.71%
3/31/1995             4.51                       4.03
3/31/1996             4.73                       4.13
3/31/1997             4.60                       4.17
3/31/1998             4.55                       4.03
3/31/1999             4.57                       3.79
3/31/2000             4.52                       3.82
3/31/2001             4.54                       4.01
3/31/2002             3.94                       3.45
3/31/2003             3.24                       2.53

                                  [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/94 TO 3/31/03.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA         LEHMAN BROTHERS        LIPPER SHORT
               SHORT-TERM       MUNICIPAL BOND       MUNICIPAL DEBT
                  FUND             INDEX              FUNDS AVERAGE
               ----------      ---------------       --------------
Mar-93         $10000.00         $10000.00              $10000.00
Apr-93          10046.42          10100.77               10054.18
May-93          10080.27          10157.49               10075.15
Jun-93          10148.76          10327.34               10131.41
Jul-93          10165.25          10340.61               10134.31
Aug-93          10251.13          10556.02               10210.42
Sep-93          10297.35          10676.40               10254.06
Oct-93          10312.17          10696.92               10275.62
Nov-93          10311.65          10602.49               10281.88
Dec-93          10395.81          10826.34               10354.60
Jan-94          10459.94          10950.04               10408.03
Feb-94          10398.24          10666.45               10347.70
Mar-94          10286.60          10232.00               10273.65
Apr-94          10321.88          10318.89               10298.07
May-94          10360.66          10408.20               10331.75
Jun-94          10378.27          10344.54               10337.89
Jul-94          10442.87          10534.30               10398.54
Aug-94          10483.53          10570.81               10427.19
Sep-94          10472.57          10415.74               10420.48
Oct-94          10451.43          10230.80               10402.23
Nov-94          10421.11          10045.56               10363.99
Dec-94          10481.43          10266.70               10403.24
Jan-95          10584.80          10560.25               10471.05
Feb-95          10687.87          10867.38               10567.51
Mar-95          10750.64          10992.28               10628.01
Apr-95          10780.06          11005.25               10659.34
May-95          10918.84          11356.42               10764.49
Jun-95          10920.52          11257.17               10800.11
Jul-95          11005.12          11363.66               10870.64
Aug-95          11090.81          11507.88               10923.65
Sep-95          11144.22          11580.58               10948.08
Oct-95          11211.37          11748.93               10997.30
Nov-95          11288.21          11944.13               11061.72
Dec-95          11331.30          12058.77               11104.68
Jan-96          11389.51          12149.88               11178.29
Feb-96          11390.49          12067.82               11192.81
Mar-96          11377.33          11913.66               11170.89
Apr-96          11402.33          11879.87               11184.04
May-96          11425.06          11875.34               11207.55
Jun-96          11487.50          12004.77               11249.75
Jul-96          11544.23          12113.38               11306.69
Aug-96          11578.85          12110.66               11332.72
Sep-96          11646.34          12279.92               11390.23
Oct-96          11723.11          12418.70               11453.13
Nov-96          11809.96          12646.17               11528.02
Dec-96          11833.91          12592.77               11546.07
Jan-97          11867.35          12616.61               11585.49
Feb-97          11934.20          12732.46               11636.98
Mar-97          11911.85          12562.60               11603.96
Apr-97          11969.23          12667.90               11645.77
May-97          12048.76          12858.57               11717.43
Jun-97          12119.97          12995.54               11780.73
Jul-97          12257.61          13355.46               11880.01
Aug-97          12255.10          13230.26               11877.78
Sep-97          12339.25          13387.14               11944.00
Oct-97          12386.09          13473.42               11987.16
Nov-97          12441.57          13552.77               12025.42
Dec-97          12526.86          13750.38               12093.14
Jan-98          12595.77          13892.18               12157.81
Feb-98          12630.65          13896.40               12190.70
Mar-98          12667.93          13908.77               12216.59
Apr-98          12645.98          13846.02               12209.99
May-98          12750.97          14065.05               12291.27
Jun-98          12803.00          14120.56               12335.34
Jul-98          12839.71          14155.86               12372.79
Aug-98          12948.08          14374.59               12465.61
Sep-98          13033.13          14553.79               12531.98
Oct-98          13069.26          14553.49               12580.35
Nov-98          13096.66          14604.48               12604.56
Dec-98          13147.27          14641.29               12649.85
Jan-99          13205.60          14815.36               12727.02
Feb-99          13216.21          14750.80               12733.46
Mar-99          13232.31          14771.02               12750.29
Apr-99          13281.73          14807.82               12784.22
May-99          13277.49          14722.14               12783.64
Jun-99          13219.30          14510.35               12732.10
Jul-99          13266.06          14563.15               12777.39
Aug-99          13265.34          14446.39               12780.02
Sep-99          13301.62          14452.43               12816.36
Oct-99          13297.06          14295.85               12821.53
Nov-99          13362.83          14447.90               12864.70
Dec-99          13363.21          14340.20               12865.74
Jan-00          13351.23          14277.74               12870.19
Feb-00          13413.73          14443.68               12916.59
Mar-00          13503.09          14759.25               12979.54
Apr-00          13513.00          14672.06               12989.56
May-00          13533.43          14595.73               13006.32
Jun-00          13678.07          14982.50               13119.05
Jul-00          13783.00          15190.98               13203.78
Aug-00          13876.11          15425.09               13278.28
Sep-00          13901.78          15344.84               13304.80
Oct-00          13971.49          15512.28               13363.50
Nov-00          14025.49          15629.64               13405.06
Dec-00          14169.17          16015.81               13525.75
Jan-01          14316.93          16174.50               13659.49
Feb-01          14369.27          16225.79               13702.03
Mar-01          14446.37          16371.21               13775.01
Apr-01          14420.44          16193.81               13782.66
May-01          14527.39          16368.19               13880.56
Jun-01          14605.30          16477.71               13936.64
Jul-01          14713.12          16721.78               14017.97
Aug-01          14830.06          16997.22               14120.60
Sep-01          14859.76          16940.21               14163.05
Oct-01          14937.20          17142.04               14225.51
Nov-01          14902.45          16997.53               14203.68
Dec-01          14891.36          16836.72               14216.68
Jan-02          14991.55          17128.76               14309.17
Feb-02          15092.10          17335.12               14382.52
Mar-02          14967.88          16995.41               14271.68
Apr-02          15124.12          17327.58               14394.90
May-02          15171.80          17432.87               14450.42
Jun-02          15268.56          17617.21               14533.85
Jul-02          15368.00          17843.78               14608.28
Aug-02          15455.80          18058.29               14668.83
Sep-02          15566.85          18453.81               14731.60
Oct-02          15466.95          18147.89               14664.43
Nov-02          15496.09          18072.47               14693.91
Dec-02          15636.70          18453.81               14811.15
Jan-03          15662.88          18407.05               14837.99
Feb-03          15773.32          18664.39               14906.61
Mar-03          15781.80          18675.55               14896.95

                                  [END CHART]

                       DATA FROM 3/31/93 THROUGH 3/31/03.

                 The graph illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the following benchmarks:

                    o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                    o The Lipper Short Municipal Debt Funds Average, an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                            LIPPER INDEX COMPARISON
--------------------------------------------------------------------------------

                       [CHART OF LIPPER INDEX COMPARISON]

                     USAA              LIPPER SHORT
                  SHORT-TERM          MUNICIPAL DEBT
                     FUND              FUNDS INDEX
                  ----------          --------------
Dec-94             $10000                $10000
Jan-95              10099                 10077
Feb-95              10197                 10165
Mar-95              10257                 10226
Apr-95              10285                 10249
May-95              10417                 10348
Jun-95              10419                 10383
Jul-95              10500                 10445
Aug-95              10581                 10495
Sep-95              10632                 10513
Oct-95              10696                 10569
Nov-95              10770                 10630
Dec-95              10811                 10674
Jan-96              10866                 10742
Feb-96              10867                 10756
Mar-96              10855                 10720
Apr-96              10879                 10731
May-96              10900                 10754
Jun-96              10960                 10795
Jul-96              11014                 10849
Aug-96              11047                 10871
Sep-96              11111                 10923
Oct-96              11185                 10986
Nov-96              11268                 11055
Dec-96              11290                 11072
Jan-97              11322                 11114
Feb-97              11386                 11162
Mar-97              11365                 11142
Apr-97              11419                 11180
May-97              11495                 11247
Jun-97              11563                 11307
Jul-97              11695                 11395
Aug-97              11692                 11397
Sep-97              11772                 11460
Oct-97              11817                 11503
Nov-97              11870                 11539
Dec-97              11951                 11606
Jan-98              12017                 11666
Feb-98              12051                 11698
Mar-98              12086                 11728
Apr-98              12065                 11729
May-98              12165                 11800
Jun-98              12215                 11841
Jul-98              12250                 11882
Aug-98              12353                 11964
Sep-98              12434                 12022
Oct-98              12469                 12067
Nov-98              12495                 12093
Dec-98              12543                 12137
Jan-99              12599                 12201
Feb-99              12609                 12217
Mar-99              12625                 12241
Apr-99              12672                 12274
May-99              12668                 12281
Jun-99              12612                 12249
Jul-99              12657                 12292
Aug-99              12656                 12300
Sep-99              12691                 12333
Oct-99              12686                 12341
Nov-99              12749                 12384
Dec-99              12749                 12389
Jan-00              12738                 12397
Feb-00              12798                 12440
Mar-00              12883                 12499
Apr-00              12892                 12516
May-00              12912                 12537
Jun-00              13050                 12631
Jul-00              13150                 12706
Aug-00              13239                 12776
Sep-00              13263                 12806
Oct-00              13330                 12862
Nov-00              13381                 12906
Dec-00              13518                 13001
Jan-01              13659                 13112
Feb-01              13709                 13156
Mar-01              13783                 13222
Apr-01              13758                 13234
May-01              13860                 13320
Jun-01              13934                 13372
Jul-01              14037                 13446
Aug-01              14149                 13533
Sep-01              14177                 13565
Oct-01              14251                 13626
Nov-01              14218                 13613
Dec-01              14207                 13623
Jan-02              14303                 13700
Feb-02              14399                 13768
Mar-02              14280                 13690
Apr-02              14429                 13791
May-02              14475                 13837
Jun-02              14567                 13905
Jul-02              14662                 13972
Aug-02              14746                 14024
Sep-02              14852                 14083
Oct-02              14757                 14017
Nov-02              14784                 14049
Dec-02              14918                 14151
Jan-03              14943                 14182
Feb-03              15049                 14255
Mar-03              15057                 14245

                                  [END CHART]

                      DATA FROM 12/30/94 THROUGH 3/31/03.

                 The graph illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category. Graph data begins at the Lipper index's inception on December 30, 1994.

6

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]            Clifford A. Gladson, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO MARCH 31, 2003?

                 Your USAA Short-Term Fund provided a total return of 5.44% versus an average of 4.26% for the 47 funds in the Lipper Short Municipal Debt Funds category. This compares to a 9.89% return for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 3.24%, well above the 2.53% average of the Lipper index.

                 REFER TO PAGE 4 FOR THE LIPPER AVERAGE AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX DEFINITIONS.

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF MARCH 31, 2003. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MARCH 31, 2003. LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF MARCH 31, 2003. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN
                 ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF MARCH 31, 2003. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MARCH 31, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, PRESERVATION, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

 . . . C O N T I N U E D
========================--------------------------------------------------------

[LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]
     TOTAL RETURN            CONSISTENT RETURN           PRESERVATION

[LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]
    TAX EFFICIENCY                EXPENSE

                 Lipper named the Fund a Lipper Leader for total return, consistent return, preservation, tax efficiency, and expense within the Lipper Short Municipal Debt Funds category for the three-year period ending March 31, 2003.

                                          * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                   RATING(TM) OF 3 STARS IN THE MUNICIPAL SHORT-TERM BOND FUND CATEGORY (95 FUNDS IN CATEGORY) FOR THE PERIOD ENDING MARCH
                                            31, 2003.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE.
                 THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE
                 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA SHORT-TERM FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF MUNICIPAL SHORT-TERM BOND FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 3/31/03: 95 FUNDS IN THE LAST THREE YEARS, 87 FUNDS IN THE LAST FIVE YEARS, AND 34 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE MUNICIPAL SHORT-TERM BOND FUNDS, THE USAA SHORT-TERM FUND RECEIVED A MORNINGSTAR RATING OF 3 STARS FOR EACH OF THE THREE-, FIVE-, AND 10-YEAR PERIODS.

                 THE USAA SHORT-TERM FUND IN LIPPER'S SHORT MUNICIPAL DEBT
                 FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 37 FUNDS, FOR
                 5 YEARS AMONG 32 FUNDS, AND FOR 10 YEARS AMONG 12 FUNDS FOR TOTAL RETURN; FOR 3 YEARS AMONG 34 FUNDS, FOR 5 YEARS AMONG
                 30 FUNDS, AND FOR 10 YEARS AMONG 9 FUNDS FOR CONSISTENT RETURN; FOR 3 YEARS AMONG 3,610 FIXED-INCOME FUNDS, FOR 5 YEARS AMONG 3,034 FIXED-INCOME FUNDS, AND FOR 10 YEARS AMONG 1,236 FIXED-INCOME FUNDS FOR PRESERVATION; FOR 3 YEARS AMONG
                 37 FUNDS, FOR 5 YEARS AMONG 32 FUNDS, AND FOR 10 YEARS AMONG
                 12 FUNDS FOR TAX EFFICIENCY; FOR 3 YEARS AMONG 39 FUNDS, FOR
                 5 YEARS AMONG 27 FUNDS, AND FOR 10 YEARS AMONG 8 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

                 Beginning in early 2001, the Federal Reserve Board cut short-term taxable interest rates a total of 5.25%, hoping to stimulate economic growth. However, even before the war with Iraq, the economic recovery was proceeding at a much slower rate than anticipated. Short-term bond and money market yields fell 1.5% and now stand at their lowest levels since the 1950s.

                 The economic slowdown also affected the general credit quality of both corporate and municipal issuers. Fortunately, USAA's credit analysts constantly monitor our credit exposures; this helped your Fund navigate through this challenging credit environment.

HOW CAN THE FUND REDUCE PRICE VOLATILITY IF SHORT-TERM RATES INCREASE?

                 In a bond fund, the volatility of the share price depends on the degree of interest-rate sensitivity of its portfolio of bonds. Remember, when interest rates rise, the price of a bond falls.

                 Currently, the federal funds rate (the rate banks charge each other for overnight loans) is 1.25%. When short-term rates rebound, I will try to offset the negative effects on the Fund by using variable-rate demand notes (VRDNs). They possess a "demand" feature that allows the holder to sell the bond back to the issuer at par (100% of the face value) with notice of seven days or less. Because the price of VRDNs remains at par despite fluctuations in interest rates, they can help reduce the share price volatility. I use them judiciously, especially in volatile times, as part of an overall strategy to manage risk.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

                 In anticipation of the stimulative effects of lower interest rates, I allowed the Fund's weighted average maturity to shorten to two years. To maintain a high relative level of income, I purchased short-term pollution control revenue bonds from electric utilities in stable operating environments.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

                 America's attention is focused on Iraq. Consequently, automotive sales have slowed and the residential housing sector seems to be losing steam. Fortunately, inflation appears to be under control.

                 As the rebuilding effort continues in Iraq, I expect the economy to begin responding to the stimulus provided by low short-term financing. Short-term rates will probably rise as economic conditions improve, but I estimate this will occur during the second half of 2003, at the earliest. I hope to use higher short-term rates to increase the Fund's tax-exempt income distributions.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA Short-Term Fund's closing 30-day SEC yield of 2.18%,
and assuming marginal federal tax rates of:   27.00%   30.00%   35.00%   38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:           2.99%    3.11%    3.35%    3.55%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

               PORTFOLIO RATINGS MIX
                     3/31/03

      [PIE CHART PORTFOLIO RATINGS MIX]

Cash Equivalents                          34%
AAA                                       17%
AA                                         9%
A                                         19%
BBB                                       20%
BB                                         1%

                   [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, or Fitch Ratings. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA, A, and BBB account for 1.0%, 1.8%, and 0.6%, respectively, of the Fund's investments and are included in the appropriate categories above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-29.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA SHORT-TERM FUND

                 The Fund completed its fiscal year on March 31, 2003. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2003.

12

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

                 USAA SHORT-TERM FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Short-Term Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2002, and the financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors, whose report dated May 3, 2002, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Short-Term Fund at March 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                          /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 May 2, 2003

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SHORT-TERM FUND
MARCH 31, 2003

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (ETM)     Escrowed to final maturity.
                 (PRE)     Prerefunded to a date prior to maturity.
                 (LOC)     Enhanced by a bank letter of credit.
                 (LIQ)     Enhanced by a bank or nonbank liquidity agreement.
                 (NBGA)    Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM FUND
MARCH 31, 2003

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 BAN       Bond Anticipation Note
                 COP       Certificate of Participation
                 EDC       Economic Development Corp.
                 GO        General Obligation
                 IDA       Industrial Development Authority/Agency
                 IDB       Industrial Development Board
                 IDC       Industrial Development Corp.
                 IDRB      Industrial Development Revenue Bond
                 ISD       Independent School District
                 MFH       Multifamily Housing
                 MLO       Municipal Lease Obligation
                 PCRB      Pollution Control Revenue Bond
                 RAN       Revenue Anticipation Note
                 RB        Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                      COUPON               FINAL         MARKET
   AMOUNT     SECURITY                                           RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (40.8%)

              ALABAMA (0.1%)
  $ 1,000     Prattville Industrial Development PCRB,
                Series 1998                                      4.90%          9/01/2008     $    1,044

              ALASKA (0.4%)
    6,500     North Slope Borough GO, Series 1998A (INS)         4.60(a)        6/30/2008          5,548

              ARIZONA (1.6%)
              Maricopa County Hospital RB,
    3,045       Series 1997                                      5.35           4/01/2003          3,045
    2,180       Series 1997                                      5.35           4/01/2004          2,243
    3,685     Prescott Health Care Facility IDA RB,
                Series 2001                                      4.50          10/17/2006          3,837
   10,000     Transportation Board RB, Series 2002               5.00          12/15/2005         10,914

              CALIFORNIA (0.1%)
      900     Sacramento Cogeneration Auth. RB,
                Series 1995                                      6.00           7/01/2003            910

              COLORADO (0.8%)
    5,000     Adams County IDRB, Series 1983                     4.95          12/01/2003          5,004
              Denver Health and Hospital Auth. RB,
    1,180       Series 1998A                                     5.13          12/01/2006          1,263
    1,250       Series 1998A                                     5.25          12/01/2007          1,343
    1,250       Series 1998A                                     5.25          12/01/2008          1,333
      175       Series 2001A                                     5.00          12/01/2004            181
      150       Series 2001A                                     5.25          12/01/2006            161
      370       Series 2001A                                     5.25          12/01/2007            398

              CONNECTICUT (0.5%)
              Mashantucket (Western) Pequot Tribe RB,
    1,480       Series 1996A (ETM)(c)                            6.25           9/01/2003          1,512
    1,520       Series 1996A(c)                                  6.25           9/01/2003          1,548
    1,235       Series 1996A (ETM)(c)                            6.50           9/01/2006          1,429
    1,265       Series 1996A(c)                                  6.50           9/01/2006          1,414

              DISTRICT OF COLUMBIA (0.3%)
              Hospital RB,
    1,530       Series 1996A (ETM) (INS)                         5.50           8/15/2003          1,555
    1,610       Series 1996A (ETM) (INS)                         5.50           8/15/2004          1,702

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                      COUPON               FINAL         MARKET
   AMOUNT     SECURITY                                           RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
              HAWAII (0.4%)
  $ 4,720     Honolulu GO, Series 1999C (INS)                    5.00%          7/01/2008     $    5,269

              IDAHO (0.3%)
              Health Facilities Auth. RB,
      810       Series 1998                                      4.65           5/01/2005            842
      860       Series 1998                                      5.38           5/01/2006            924
      950       Series 1998                                      5.38           5/01/2007          1,024
    1,005       Series 1998                                      5.38           5/01/2008          1,081

              ILLINOIS (3.8%)
   20,000     Chicago Board of Education GO,
                Series 1999A (INS)                               4.50(a)       12/01/2009         15,919
    2,515     Chicago Special Assessment Improvement
                Bond, Series 2002                                6.13          12/01/2012          2,515
   16,265     Chicago Water RB, Series 1997 (INS)                5.00(a)       11/01/2005         15,521
              Health Facilities Auth. RB,
      920       Series 2001 (Decatur Memorial Hospital)          4.38          10/01/2006            975
      990       Series 2001 (Decatur Memorial Hospital)          4.50          10/01/2007          1,051
      945       Series 2001A (Edward Hospital) (INS)             4.10           2/15/2006          1,000
    1,925       Series 2001A (Edward Hospital) (INS)             4.20           2/15/2007          2,047
    2,000       Series 2001A (Edward Hospital) (INS)             4.25           2/15/2008          2,128
    1,195       Series 2001A (Edward Hospital) (INS)             5.00           2/15/2009          1,307
    5,554     Sangamon County RB (MLO)(b)                        5.05          12/15/2005          5,753

              INDIANA (0.3%)
    3,000     Health Facility Financing Auth. RB,
                Series 1999A (INS)                               5.00          11/01/2009          3,306

              IOWA (0.4%)
    4,850     Clinton Refunding IDRB, Series 2000                5.80          11/01/2005          5,323

              LOUISIANA (2.6%)
    3,600     Calcasieu Parish IDB RB, Series 2001               4.80          12/01/2006          3,868
                Jefferson Parish School Board RB,
    3,170       Series 1998 (INS)                                4.80(a)        9/01/2007          2,829
    2,090       Series 1998 (INS)                                4.90(a)        3/01/2008          1,814
    2,600     Lake Charles Harbor and Terminal
                District RB, Series 1990                         5.50           5/01/2006          2,632
    5,000     Offshore Terminal Auth. RB, Series 1992B           6.20           9/01/2003          5,100

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                      COUPON               FINAL         MARKET
   AMOUNT     SECURITY                                           RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
              Plaquemines Port, Harbor and Terminal
                District RB,
  $ 5,250       Series 1985B                                     5.00%          9/01/2007     $    5,079
    8,000       Series 1985C                                     5.00           9/01/2007          7,739
    3,440     St. Charles Parish PCRB                            7.63           6/01/2003          3,460

              MARYLAND (1.2%)
   14,515     Health and Higher Education Facilities
                Auth. RB (MLO), Series 2003C(b)                  5.00           2/01/2013         15,191

              MASSACHUSETTS (2.0%)
              Health and Educational Facilities Auth. RB,
    3,445       Series 1998B (INS)                               5.00           7/01/2006          3,715
    3,645       Series 1998B (INS)                               5.25           7/01/2007          3,987
    1,640       Series 1998B (INS)                               5.25           7/01/2008          1,800
              State GO,
   12,575       Series 2000B (ETM)                               5.50           6/01/2008         14,360
    1,425       Series 2000B                                     5.50           6/01/2008          1,616

              MICHIGAN (0.9%)
      285     Hospital Finance Auth. RB, Central
                Michigan Hospital, Series 1996                   5.80          10/01/2003            287
              Hospital Finance Auth. RB, Genesys
                Health System Medical Center,
    2,500       Series 1998A (ETM)                               5.50          10/01/2006          2,812
    1,500       Series 1998A (ETM)                               5.50          10/01/2007          1,711
    1,000       Series 1998A (ETM)                               5.50          10/01/2008          1,148
    4,700     Wayne County COP (INS)                             5.63           5/01/2011          5,250

              MINNESOTA (0.5%)
              St. Paul Housing and Redevelopment
                Auth. Hospital RB,
      675       Series 1997A                                     5.00          11/01/2003            667
    1,410       Series 1997A                                     5.10          11/01/2004          1,367
    1,485       Series 1997A                                     5.20          11/01/2005          1,414
    1,560       Series 1997A                                     5.30          11/01/2006          1,461
    1,645       Series 1997A                                     5.35          11/01/2007          1,515

              MISSISSIPPI (1.9%)
   13,000     Adams County PCRB, Series 1994A                    5.50          12/01/2005         13,830
    5,535     Hospital Equipment and Facilities Auth. RB,
                Series 2000                                      5.75          12/01/2005          5,576

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                      COUPON               FINAL         MARKET
   AMOUNT     SECURITY                                           RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
              Jones County Hospital RB,
  $ 1,000       Series 1997                                      5.00%         12/01/2005     $    1,051
    1,050       Series 1997                                      5.00          12/01/2006          1,113
    1,105       Series 1997                                      5.10          12/01/2007          1,172
    1,155       Series 1997                                      5.20          12/01/2008          1,207
      380     Lincoln County Hospital RB,
                Series 1998A (INS)                               5.00           4/01/2004            386

              MISSOURI (1.1%)
    9,000     Kansas City IDA PCRB, Series 2002                  4.50           4/01/2006          9,441
              St. Louis Airport Project Double Barrel RB,
    1,750       Series 2000                                      6.00           1/01/2004          1,789
    3,000       Series 2000                                      6.00           1/01/2005          3,066

              MONTANA (0.1%)
    1,379     State Lottery Commission (MLO), No. 169(b)         5.12           4/29/2004          1,397

              NEBRASKA (0.4%)
              Investment Finance Auth. Hospital RB,
      465       Series 1997 (INS)                                4.90          11/15/2005            500
      440       Series 1997 (INS)                                5.00          11/15/2006            481
      410       Series 1997 (INS)                                5.00          11/15/2007            451
      505       Series 1997 (INS)                                5.05          11/15/2008            552
    2,570     O'1Neil IDRB, Series 2001                          4.80           5/01/2009          2,709

              NEW JERSEY (0.5%)
    6,000     Tobacco Settlement Financing Corp. RB              4.38           6/01/2019          5,907

              NEW YORK (8.6%)
    4,680     Albany IDA RB, Series 2002A                        5.25           7/01/2008          4,983
   11,165     City Univ. of New York COP                         5.75           8/15/2003         11,351
              Dormitory Auth. RB, Community
                Enhancement Facilities,
    1,675       Series 1999B                                     4.00           4/01/2005          1,755
    1,740       Series 1999B                                     4.00           4/01/2006          1,843
    5,000     Dormitory Auth. RB, Good Samaritan
                Hospital, Series 1998A (INS)                     5.50           7/01/2009          5,756
   20,360     Long Island Power Auth. RB,
                Series 2000A (INS)                               5.15(a)        6/01/2006         19,094
              New York City GO,
    4,900       Series 1998F                                     5.50           8/01/2006          5,378
    6,420       Series 1998F                                     5.50           8/01/2007          7,091

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                      COUPON               FINAL         MARKET
   AMOUNT     SECURITY                                           RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
  $ 5,815       Series 1999F                                     4.88%          8/01/2010     $    6,145
    3,000       Series 1999H                                     5.00           3/15/2008          3,237
    3,750       Series 2001A                                     5.00           5/15/2007          4,055
    3,940       Series 2001A                                     5.00           5/15/2008          4,257
              New York City Transitional Finance Auth. RB,
    2,150       Series 1999A (ETM)                               5.00           8/15/2008          2,421
    7,850       Series 1999A                                     5.00           8/15/2008          8,755
              Thruway Auth. Highway and Bridge
                Trust Fund Bonds,
   10,000       Series 1999B (INS)                               5.00           4/01/2008         11,126
    7,650       Series 2000B (INS)                               5.50           4/01/2008          8,686
    2,015     Ulster County IDA RB, Series 1999 (LOC)            5.20          11/15/2009          2,189

              OHIO (0.4%)
              Franklin County Health Care Facilities RB,
    1,000       Series 1997                                      4.80           7/01/2003          1,005
      500       Series 1997                                      5.00           7/01/2004            512
    1,425       Series 1997                                      5.00           7/01/2005          1,479
    1,000       Series 1997                                      5.10           7/01/2006          1,046
      475       Series 1997                                      5.15           7/01/2007            496
      600       Series 1997                                      5.25           7/01/2008            622

              OKLAHOMA (0.2%)
              Holdenville Industrial Auth. RB,
    1,380       Series 1995 (ETM)                                6.15           7/01/2004          1,466
      510       Series 1995 (ETM)                                6.35           7/01/2006            584

              PENNSYLVANIA (0.7%)
    4,400     East Hempfield Township IDA RB,
                Series 1985                                      5.25          12/01/2005          4,431
    3,990     Hampden IDA RB, Series 1999                        4.70           1/01/2007          4,306

              PUERTO RICO (0.8%)
                Electric Power Auth. RB,
    5,000       Series 1997AA                                    5.00           7/01/2003          5,047
    5,000       Series 1997AA                                    5.00           7/01/2004          5,223

              SOUTH DAKOTA (0.2%)
    2,050     Sioux Falls Health Care Facilities RB,
                Series 2001                                      4.50          10/01/2006          2,179

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                      COUPON               FINAL         MARKET
   AMOUNT     SECURITY                                           RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
              TENNESSEE (0.2%)
  $ 2,605     Springfield Hospital RB, Series 1998               4.90%          8/01/2008     $    2,623

              TEXAS (7.8%)
    3,570     Affordable Housing Corp. RB,
                Series 2002A (INS)                               4.05           9/01/2007          3,780
    3,235     Austin Higher Education Auth. RB,
                Series 1998                                      4.80           8/01/2009          3,398
              Bexar County Limited Tax GO,
    1,800       Series 1999                                      4.35(a)        6/15/2006          1,678
    3,355       Series 1999                                      4.45(a)        6/15/2007          3,000
              Duncanville ISD GO,
    2,095       Series 2001A (NBGA)                              4.31(a)        2/15/2007          1,897
    2,095       Series 2001A (NBGA)                              4.42(a)        2/15/2008          1,811
   13,100     Gulf Coast Waste Disposal Auth. RB, Bonds,
                Series 2001                                      4.20          11/01/2006         13,686
      750     Harlandale ISD School Refunding Bonds,
                Series 2000 (NBGA)                               5.10(a)        8/15/2008            637
              Harrison County Health Facilities
                Development Corp. RB,
    1,010       Series 1998 (INS)                                4.80           1/01/2006          1,073
    1,055       Series 1998 (INS)                                4.80           1/01/2007          1,128
    1,110       Series 1998 (INS)                                4.90           1/01/2008          1,191
    3,000     Houston ISD GO, Series 1999A                       4.55(a)        2/15/2009          2,462
              Houston ISD Public Facility Corp. RB (MLO),
    3,885       Series 1998A (INS)                               4.85(a)        9/15/2007          3,446
    3,885       Series 1998A (INS)                               4.90(a)        9/15/2008          3,284
    4,805       Series 1998B (INS)                               4.85(a)        9/15/2007          4,262
    5,260       Series 1998B (INS)                               4.90(a)        9/15/2008          4,446
    3,495     Lewisville RB, Series 1998 (INS)                   5.00           9/01/2010          3,734
    2,870     Northeast Hospital Auth. RB,
                Series 1997                                      5.40           5/15/2003          2,877
    8,150     Plano ISD GO, Series 2001 (NBGA)                   4.42(a)        2/15/2008          7,046
   15,000     Turnpike Auth. RB, Series 2002                     5.00           6/01/2008         16,659
              Tyler Health Facilities Development Corp. RB,
    2,700       Series 1997A                                     5.00           7/01/2003          2,705
    3,120       Series 1997A                                     5.00           7/01/2004          3,125
    1,625       Series 1997A                                     5.13           7/01/2005          1,627
    1,100       Series 1997A                                     5.20           7/01/2006          1,102

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                      COUPON               FINAL         MARKET
   AMOUNT     SECURITY                                           RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
  $ 1,125       Series 1997A                                     5.30%          7/01/2007     $    1,126
      845     Water Resources Finance Auth. RB,
                Series 1999 (INS)                                4.50           8/15/2007            877
              Wylie ISD GO,
    2,380       Series 2001 (NBGA)                               4.29(a)        8/15/2007          2,118
    1,385       Series 2001 (NBGA)                               4.40(a)        8/15/2008          1,175
    3,380       Series 2001 (NBGA)                               4.50(a)        8/15/2009          2,721

              VIRGINIA (0.8%)
    3,000     Chesterfield County IDA PCRB,
                Series 1987C                                     4.95          12/01/2007          3,122
              Halifax County IDA Hospital RB,
    1,100       Series 1998                                      4.50           9/01/2005          1,133
      600       Series 1998                                      4.65           9/01/2007            617
      500       Series 1998                                      4.75           9/01/2008            513
              Newport News IDA IDRB,
    1,650       Series 2000                                      5.50           9/01/2006          1,853
    2,000       Series 2000                                      5.50           9/01/2008          2,297

              WISCONSIN (0.9%)
              Health and Educational Facilities Auth. RB,
      410       Series 1997                                      5.10          12/15/2005            415
      430       Series 1997                                      5.20          12/15/2006            434
      455       Series 1997                                      5.25          12/15/2007            457
      475       Series 1997                                      5.30          12/15/2008            477
    4,000     Juneau County BAN                                  4.80           9/01/2005          4,053
    6,885     Kenosha GO, Series 1998B (INS)                     4.50(a)       10/15/2008          5,805
                                                                                              ----------
              Total fixed-rate instruments (cost: $485,842)                                      512,207
                                                                                              ----------

              PUT BONDS (24.9%)

              ALABAMA (1.2%)
   15,000     Birmingham Special Care Facilities
                Financing Auth. RB, Series 2000A-2               6.00          11/15/2028         15,000

              ALASKA (0.2%)
    2,000     Valdez Marine Terminal RB, Series 2002             3.00           3/01/2035          2,003

              ARIZONA (0.7%)
    8,560     Tolleson Municipal Finance Corp. RB,
                Series 1998                                      1.25           5/01/2015          8,560

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                      COUPON               FINAL         MARKET
   AMOUNT     SECURITY                                           RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
              CALIFORNIA (1.8%)
  $ 6,495     Fresno MFH RB, Series 1997A                        4.88%          1/01/2028     $    6,918
              Statewide Communities Development Auth. RB,
    5,000       Series 1999F                                     5.30           6/01/2029          5,358
    7,000       Series 2002D                                     4.35          11/01/2036          7,375
    3,415     Woodland MFH RB, Series 1994A                      6.05          12/01/2024          3,425

              DISTRICT OF COLUMBIA (1.6%)
   20,000     MedStar Health, Inc. RB, Series 2001A              6.40           8/15/2031         20,447

              FLORIDA (0.9%)
    8,500     Miami Beach Health Facilities Auth. RB,
                Series 2001B                                     5.50          11/15/2035          8,101
    3,000     Miami-Dade County School Board COP,
                Series 2003A (INS)                               5.00           8/01/2027          3,326

              INDIANA (1.4%)
   10,000     Development Finance Auth. PCRB,
                Series 1998A                                     4.75           3/01/2025         10,328
    7,500     Rockport PCRB, Series 2002A                        4.90           6/01/2025          7,662

              LOUISIANA (1.6%)
   19,860     St. Charles Parish PCRB, Series 1999C              5.35          10/01/2029         19,999

              MASSACHUSETTS (0.9%)
   10,330     Health and Educational Facilities Auth. RB,
                Series A (LOC)                                   4.50          10/01/2026         10,759

              MICHIGAN (0.9%)
              Hospital Finance Auth. RB,
    5,000       Series 1999A                                     5.30          11/15/2033          5,607
    5,000       Series 1999A                                     5.20          11/15/2033          5,429

              NEW YORK (0.8%)
    9,400     Brookhaven IDA RB, Series 2001                     4.38          11/01/2031          9,870

              OHIO (1.8%)
    6,500     Air Quality Development Auth. RB,
                Series 1999B                                     4.30           6/01/2033          6,501
    5,000     Mahoning County Healthcare Facilities RB,
                Series 2002 (LOC)                                4.00           4/01/2022          5,005

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                      COUPON               FINAL         MARKET
   AMOUNT     SECURITY                                           RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
              Water Development Auth. PCRB,
  $ 4,000       Series 1998A                                     3.40%         10/01/2030     $    3,994
    7,500       Series 1999B                                     4.50           9/01/2033          7,477

              OKLAHOMA (1.2%)
   15,000     Development Finance Auth. PCRB,
                Series 1999                                      4.88           6/01/2014         14,894

              PENNSYLVANIA (0.8%)
    5,000     Beaver County IDA PCRB, Series 1999A               4.65           6/01/2033          5,060
    5,200     Derry Township Industrial and Commercial
                Development Auth. RB, Series 2000A (LOC)         4.88          11/01/2030          5,433

              SOUTH DAKOTA (0.7%)
    7,620     Rapid City Health Facility RB,
                Series 2001                                      4.50          11/01/2021          8,037

              TEXAS (6.1%)
    1,700     Brazos Harbor IDC RB, Series 1986                  1.50           8/01/2004          1,700
              Brazos River Harbor Navigation RB,
    8,500       Series 1991A                                     1.70          10/01/2011          8,500
   15,000       Series 2002B-2                                   4.75           5/15/2033         15,386
    1,635     Denton ISD Bonds GO, Series 2000 (NBGA)            3.45           8/01/2030          1,640
              Lewisville RB,
    7,795       Series 1996 (PRE)(LOC)                           5.00           5/01/2021          8,494
    3,000       Series 2001 (LOC)                                4.13           5/01/2031          3,180
   25,000     Matagorda County Navigation District 1
                PCRB, Series 1999A                               3.75           5/01/2030         25,031
   13,000     Sabine River Auth. PCRB, Series 2001C              4.00           5/01/2028         12,916

              VIRGINIA (2.3%)
   10,000     Henrico County Economic Development
                Auth. RB, Series 2000 (ETM)                      5.75          11/15/2030         10,723
                Louisa IDA PCRB,
    4,000       Series 1984                                      1.50          12/01/2008          4,000
    4,000       Series 1984                                      1.45          12/01/2008          4,000
    9,800     Prince William County IDA RB,
                Series 1986                                      1.35           8/01/2016          9,800
                                                                                              ----------
              Total put bonds (cost: $305,899)                                                   311,938
                                                                                              ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                      COUPON               FINAL         MARKET
   AMOUNT     SECURITY                                           RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (33.1%)

              ALABAMA (0.5%)
  $ 6,100     Mcintosh IDRB, Series 1998D                        1.20%          7/01/2028     $    6,100
      600     West Jefferson IDB PCRB, Series 1998               1.20           6/01/2028            600

              ARKANSAS (0.4%)
    5,175     Texarkana IDRB, Series 1991                        2.45           3/01/2021          5,175

              CALIFORNIA (3.5%)
    1,300     Irvine Improvement Bonds, Assessment
                District 89-10 (LOC)                             1.20           9/02/2015          1,300
              Irvine Public Facilities and Infrastructure
                Auth. RB (MLO),
   14,000       Series 1985 (LOC)                                1.50          11/01/2010         14,000
    3,590       Series 1987 (LOC)                                1.50          11/01/2010          3,590
    2,000     Orange County Improvement Bond,
                Series 2003A (LOC)                               1.15           9/02/2033          2,000
    9,320     Riverside County COP (MLO),
                Series 1985A (LOC)                               2.25          12/01/2015          9,320
    3,900     San Bernardino County COP (MLO),
                Series 1996 (LOC)                                1.80          11/01/2025          3,900
    9,940     West Basin Municipal Water District COP,
                Series 1999A (LOC)                               1.40           8/01/2029          9,940

              COLORADO (1.3%)
    8,250     Denver City and County MFH RB,
                Series 1989 (LOC)                                1.90          12/15/2014          8,250
    8,380     Palomino Park Public Improvements Corp. RB,
                Series 1995 (LOC)                                1.85          12/01/2035          8,380

              CONNECTICUT (0.1%)
    1,125     Development Auth. IDRB, Series 1984 (LOC)          3.00          12/01/2004          1,125

              DELAWARE (1.3%)
    6,600     Economic Development Auth. IDA RB,
                Series 1984                                      1.55          12/01/2014          6,600
   10,000     Economic Development Auth. RB,
                Series 1999A                                     1.35           7/01/2024         10,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                      COUPON               FINAL         MARKET
   AMOUNT     SECURITY                                           RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
              FLORIDA (1.5%)
  $   800     Broward County Health Facilities Auth. RB,
                Series 2002 (LIQ)(INS)                           1.25%          9/01/2032     $      800
    8,745     Hillsborough County Aviation Auth. RB,
                Series 2000 (LOC)                                2.85          12/01/2030          8,745
    8,565     Housing Finance Agency MFH RB,
                Series 1991E (LOC)                               1.25          10/01/2005          8,565

              GEORGIA (0.0%)(d)
      400     Albany-Dougherty County Hospital Auth.
                RAN RB, Series 2002 (LIQ)(INS)                   1.15           9/01/2032            400

              IDAHO (0.8%)
   10,000     American Falls Reservoir District RB,
                Series 2000                                      2.65           2/01/2025         10,000

              ILLINOIS (2.0%)
   18,810     Kane, McHenry, Cook, and DeKalb
                Counties GO, Series 2000A (INS)(LIQ)(c)          1.35          12/01/2019         18,810
    6,180     Naperville Industrial Development RB,
                Series 1992                                      1.65          12/01/2012          6,180
      485     West Frankfort Commercial
                Redevelopment RB                                 6.59           4/01/2007            485

              INDIANA (0.2%)
    3,000     St. Joseph County Economic Development RB,
                Series 2002 (LOC)                                1.25           6/01/2022          3,000

              IOWA (1.3%)
    2,400     Cedar Rapids PCRB, Series 1991                     2.40          11/01/2003          2,400
              Chillicothe PCRB,
    5,300       Series 1991                                      2.40          11/01/2010          5,300
    2,400       Series 1992A                                     2.40           3/01/2010          2,400
        5     Finance Auth. RB, Series 1999 (LOC)                1.15           3/01/2019              5
    5,865     Storm Lake Higher Education Facilities RB,
                Series 2000 (LIQ)                                1.40          11/01/2015          5,865

              KENTUCKY (1.5%)
   16,500     Kenton County Airport Board RB,
                Series 2000B (LOC)                               2.85          10/01/2030         16,500
    2,000     Middletown RB, Series 1999 (LOC)                   1.30           7/01/2012          2,000

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                      COUPON               FINAL         MARKET
   AMOUNT     SECURITY                                           RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
              LOUISIANA (0.7%)
  $ 1,100     Caddo Parish IDB RB, Series 1992                   1.65%          5/01/2004     $    1,100
    7,000     West Baton Rouge Parish Industrial
                District No. 3 RB, Series 1994B                  1.60          12/01/2016          7,000

              MICHIGAN (1.2%)
    7,300     Job Development Auth. PCRB,
                Series 1985 (LOC)                                3.65          10/01/2008          7,300
    7,000     Midland County EDC RB, Series 1993B                1.70          12/01/2015          7,000

              MINNESOTA (4.2%)
    3,400     Mankato PCRB, Series 1985                          5.70           3/01/2011          3,400
              Minneapolis MFH RB,
   14,000       Series 1995 (Hennepin Crossing) (NBGA)           1.55          12/01/2030         14,000
    8,510       Series 1995 (Laurel Curve) (NBGA)                1.55          12/01/2030          8,510
    4,470       Series 1995 (Swinford) (NBGA)                    1.55          12/01/2030          4,470
    6,930       Series 1995 (The McNair) (NBGA)                  1.55          12/01/2030          6,930
    6,000       Series 1995 (Wilson Park Towers) (NBGA)          1.55          12/01/2030          6,000
    4,850     Red Wing PCRB, Series 1985                         5.70           3/01/2011          4,850
    4,000     St. Paul Port Auth. IDRB, Series 1993              2.15           9/01/2006          4,000

              MISSOURI (0.9%)
    5,845     Branson Creek Community Improvement
                District, Series 2002 (LOC)                      1.40           3/01/2022          5,845
    5,300     Health and Educational Facilities Auth. RB,
                Series 1996D (LIQ)                               1.15           9/01/2030          5,300

              NEW MEXICO (0.7%)
    7,500     Albuquerque Education RB,
                Series 2002 (LOC)                                1.20          10/15/2016          7,500
      600     Hurley PCRB, Series 1985                           1.15          12/01/2015            600

              NEW YORK (2.6%)
    1,686     Dormitory Auth. RB, Series 1993
                (Oxford Univ. Press) (LOC)                       1.15           7/01/2023          1,686
    4,600     New York City GO, Series 1994E-4 (LOC)             1.15           8/01/2022          4,600
    4,700     New York City IDA Civic Facility RB,
                Series 2000 (Columbia Grammar
                Preparatory School) (LOC)                        1.25           9/30/2031          4,700
              New York City Transitional Finance Auth. RB,
   20,400       Series 2003-3F (LIQ)                             1.20          11/01/2022         20,400
    1,000       Series 2003D (LIQ)(INS)(c)                       1.25           2/01/2019          1,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                      COUPON               FINAL         MARKET
   AMOUNT     SECURITY                                           RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
              NORTH CAROLINA (0.1%)
  $ 1,700     Medical Care Commission RB,
                Series 1996B (LIQ)(INS)                          1.25%         11/15/2009     $    1,700

              OHIO (0.6%)
    8,000     Marion County RB, Series 2002 (LOC)                1.65           9/01/2024          8,000

              OREGON (0.5%)
    6,500     Lane County PCRB, Series 1994                      2.15           4/01/2005          6,500

              PENNSYLVANIA (1.7%)
    9,000     Berks County IDA RB, Series 1982 (NBGA)            2.05           7/01/2016          9,000
   11,900     Montgomery County IDA RB,
                Series 2002 (LIQ)(INS)                           1.25          11/15/2029         11,900

              TENNESSEE (0.3%)
    3,500     Hamilton County IDRB, Series 1985 (LOC)            3.27          11/01/2005          3,500

              VIRGINIA (0.2%)
    2,800     Alexandria Redevelopment and Housing Auth. RB,
                Series 1996B (Goodwin House) (LOC)               1.20          10/01/2006          2,800

              WASHINGTON (0.5%)
    5,900     Housing Finance RB, Series 1997 (LOC)              1.27           1/01/2027          5,900

              WISCONSIN (0.5%)
    6,700     Sheboygan PCRB, Series 1984                        1.75           8/01/2014          6,700

              WYOMING (4.0%)
              Converse County PCRB,
   17,000       Series 1988                                      2.70           1/01/2014         17,000
   12,485       Series 1992                                      2.85           7/01/2006         12,485
    2,900     Lincoln County PCRB, Series 1991                   2.65           1/01/2016          2,900
              Sweetwater County PCRB,
   15,000       Series 1984                                      2.00          12/01/2014         15,000
    3,200       Series 1992A                                     2.85           4/01/2005          3,200
                                                                                              ----------
              Total variable-rate demand notes (cost: $414,511)                                  414,511
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $1,206,252)                                            $1,238,656
                                                                                              ==========

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM FUND
MARCH 31, 2003

                                                                        % OF
PORTFOLIO SUMMARY BY CONCENTRATION                                NET ASSETS
--------------------------------------------------------------------------------
Electric Utilities                                                     18.6%
Hospital                                                               12.8
General Obligation                                                      9.1
Multifamily Housing                                                     6.1
Special Assessment/Tax/Fee                                              5.7
Nursing/CCRC                                                            5.6
Escrowed/Prerefunded Bonds                                              4.0
Appropriated Debt                                                       3.4
Diversified Chemicals                                                   3.4
Education                                                               3.2
Toll Roads                                                              2.9
Water/Sewer Utility                                                     2.8
Electric/Gas Utility                                                    2.5
Community Service                                                       2.3
Airlines                                                                2.0
Automobile Manufacturers                                                1.9
Integrated Oil & Gas                                                    1.6
Airport/Port                                                            1.2
Paper Products                                                          1.2
Other                                                                   8.5
                                                                       ----
Total                                                                  98.8%
                                                                       ====

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM FUND
MARCH 31, 2003

PORTFOLIO SUMMARY BY STATE (% OF NET ASSETS)
--------------------------------------------------------------------------------

Alabama                       1.8%
Alaska                        0.6
Arizona                       2.3
Arkansas                      0.4
California                    5.4
Colorado                      2.1
Connecticut                   0.6
Delaware                      1.3
District of Columbia          1.9
Florida                       2.4
Georgia                       0.0(d)
Hawaii                        0.4
Idaho                         1.1
Illinois                      5.8
Indiana                       1.9
Iowa                          1.7
Kentucky                      1.5
Louisiana                     4.9
Maryland                      1.2
Massachusetts                 2.9
Michigan                      3.0
Minnesota                     4.7
Mississippi                   1.9
Missouri                      2.0
Montana                       0.1
Nebraska                      0.4
New Jersey                    0.5
New Mexico                    0.7
New York                     12.0
North Carolina                0.1
Ohio                          2.8
Oklahoma                      1.4
Oregon                        0.5
Pennsylvania                  3.2
Puerto Rico                   0.8
South Dakota                  0.9
Tennessee                     0.5
Texas                        13.9
Virginia                      3.3
Washington                    0.5
Wisconsin                     1.4
Wyoming                       4.0
                             ----
Total                        98.8%
                             ====

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM FUND
MARCH 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

                 (b) Illiquid security valued using methods determined by a pricing service approved by the Board of Directors.

                 (c) Restricted security. Security is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, is generally deemed by USAA Investment Management Company (the Manager) to be liquid under guidelines approved by the Board of Directors.

                 (d) Represents less than 0.1% of net assets.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM FUND
March 31, 2003

ASSETS

   Investments in securities, at market value (identified cost of $1,206,252)        $1,238,656
   Cash                                                                                   4,262
   Receivables:
      Capital shares sold                                                                 2,889
      Interest                                                                           10,496
      Securities sold                                                                    12,604
                                                                                     ----------
         Total assets                                                                 1,268,907
                                                                                     ----------

LIABILITIES

   Securities purchased                                                                  12,506
   Capital shares redeemed                                                                1,202
   USAA Investment Management Company                                                       391
   USAA Transfer Agency Company                                                              40
   Accounts payable and accrued expenses                                                     20
   Dividends on capital shares                                                              493
                                                                                     ----------
         Total liabilities                                                               14,652
                                                                                     ----------
            Net assets applicable to capital shares outstanding                      $1,254,255
                                                                                     ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                                   $1,222,757
   Accumulated net realized loss on investments                                            (906)
   Net unrealized appreciation of investments                                            32,404
                                                                                     ----------
         Net assets applicable to capital shares outstanding                         $1,254,255
                                                                                     ==========
   Capital shares outstanding                                                           115,421
                                                                                     ==========
   Authorized shares of $.01 par value                                                  190,000
                                                                                     ==========
   Net asset value, redemption price, and offering price per share                   $    10.87
                                                                                     ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM FUND
YEAR ENDED MARCH 31, 2003

NET INVESTMENT INCOME

   Interest income                                               $45,928
                                                                 -------
   Expenses:
      Management fees                                              3,819
      Administrative and servicing fees                            1,813
      Transfer agent's fees                                          516
      Custodian's fees                                               244
      Postage                                                         38
      Shareholder reporting fees                                      63
      Directors' fees                                                  5
      Registration fees                                               51
      Professional fees                                               45
      Other                                                            9
                                                                 -------
         Total expenses                                            6,603
      Expenses paid indirectly                                       (15)
                                                                 -------
         Net expenses                                              6,588
                                                                 -------
            Net investment income                                 39,340
                                                                 -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                 406
   Change in net unrealized appreciation/depreciation             23,017
                                                                 -------
            Net realized and unrealized gain                      23,423
                                                                 -------
   Increase in net assets resulting from operations              $62,763
                                                                 =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM FUND
YEARS ENDED MARCH 31,

                                                                        2003              2002
                                                                  ----------------------------
FROM OPERATIONS

   Net investment income                                          $   39,340        $   42,607
   Net realized gain (loss) on investments                               406                (1)
   Change in net unrealized appreciation/depreciation
      of investments                                                  23,017            (4,598)
                                                                  ----------------------------
         Increase in net assets resulting from operations             62,763            38,008
                                                                  ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                             (39,340)          (42,607)
                                                                  ----------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                         416,293           424,747
   Dividend reinvestments                                             32,744            34,970
   Cost of shares redeemed                                          (365,496)         (331,970)
                                                                  ----------------------------
      Increase in net assets from
         capital share transactions                                   83,541           127,747
                                                                  ----------------------------
   Net increase in net assets                                        106,964           123,148

NET ASSETS

   Beginning of period                                             1,147,291         1,024,143
                                                                  ----------------------------
   End of period                                                  $1,254,255        $1,147,291
                                                                  ============================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                        38,548            39,594
   Shares issued for dividends reinvested                              3,028             3,262
   Shares redeemed                                                   (33,839)          (30,974)
                                                                  ----------------------------
      Increase in shares outstanding                                   7,737            11,882
                                                                  ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SHORT-TERM FUND
MARCH 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Short-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

              A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2003

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the year ended March 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $15,000.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2003

          plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended March 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated net realized loss on investments by $1,933,000. This reclassification has no effect on net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2003

          The tax character of distributions paid during the years ended March 31, 2003 and 2002, was as follows:

                                                    2003                 2002
                                             --------------------------------
          Tax-exempt income                  $39,340,000          $42,607,000

          As of March 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

          Undistributed net investment income                     $   493,000
          Accumulated capital and other losses                       (812,000)
          Unrealized appreciation                                  32,309,000

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2003, the Fund had capital loss carryovers for federal income tax purposes of $812,000, which will expire between 2004 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2003, were $118,940,000 and $239,641,000, respectively.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
MARCH 31, 2003

          The cost of securities at March 31, 2003, for federal income tax purposes, was $1,206,347,000.

          Gross unrealized appreciation and depreciation of investments as of March 31, 2003, for federal income tax purposes, were $34,439,000 and $2,130,000, respectively, resulting in net unrealized appreciation of $32,309,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
March 31, 2003

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

     OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
     RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS
     ---------------------------------------------------------------------------
     +/- 0.20% to 0.50%                  +/- 0.04%
     +/- 0.51% to 1.00%                  +/- 0.05%
     +/- 1.01% and greater               +/- 0.06%

     (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended March 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $3,819,000, which included a performance fee of $435,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,813,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2003, the

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
March 31, 2003

                 Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $516,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

          During the year ended March 31, 2003, in accordance with affiliated transactions procedures approved by the Company's Board of Directors, security transactions were executed between the Fund, as seller, and the USAA New York Money Market Fund, as buyer, at the then current market price with no brokerage commissions incurred. For these trades, the Fund incurred realized gains of $3,000 on the sales, and the USAA New York Money Market Fund incurred purchase costs of $624,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
March 31, 2003

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED MARCH 31,
                                              ------------------------------------------------------------------------
                                                    2003             2002             2001         2000           1999
                                              ------------------------------------------------------------------------
Net asset value at
   beginning of period                        $    10.65       $    10.69       $    10.46     $  10.72     $    10.74
                                              ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                             .35              .42              .48          .47            .49
   Net realized and
      unrealized gain (loss)                         .22             (.04)             .23         (.26)          (.02)
                                              ------------------------------------------------------------------------
Total from investment operations                     .57              .38              .71          .21            .47
                                              ------------------------------------------------------------------------
Less distributions:
   From net investment income                       (.35)            (.42)            (.48)        (.47)          (.49)
                                              ------------------------------------------------------------------------
Net asset value at end of period              $    10.87       $    10.65       $    10.69     $  10.46     $    10.72
                                              ========================================================================
Total return (%)*                                   5.44             3.60             7.00         2.05           4.46
Net assets at end of period (000)             $1,254,255       $1,147,291       $1,024,143     $967,620     $1,033,560
Ratio of expenses to
   average net assets (%)**                          .54(a)           .48(a)           .38          .38            .38
Ratio of net investment income to
   average net assets (%)**                         3.25             3.90             4.60         4.48           4.55
Portfolio turnover (%)                             14.14            20.67            19.43        18.88           7.34

   * Assumes reinvestment of all dividend income distributions during the period.
  ** For the year ended March 31, 2003, average net assets were $1,208,997,000.
 (a) Reflects total expenses excluding any fee-offset arrangements, which decreased these ratios as follows:

                                                    (.01%)           (.02%)            N/A           N/A           N/A

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM FUND
March 31, 2003

(9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

          On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on March 19, 1982. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

          The Board of Directors of the Company consists of seven Directors and six Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen
          (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

          Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of March 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

          If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

          * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

          ROBERT G. DAVIS(2)
          Director and Chairman of the Board of Directors
          Born: November 1946
          Year of Election or Appointment: 1996

          Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

          CHRISTOPHER W. CLAUS(2)
          Director, President, and Vice Chairman of the Board of Directors
          Born: December 1960
          Year of Election or Appointment: 2001

          President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

          BARBARA B. DREEBEN(3,4,5,6)
          Director
          Born: June 1945
          Year of Election or Appointment: 1994

          President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          ROBERT L. MASON, PH.D.(3,4,5,6)
          Director
          Born: July 1946
          Year of Election or Appointment: 1997

          Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          MICHAEL F. REIMHERR(3,4,5,6)
          Director
          Born: August 1945
          Year of Election or Appointment: 2000

          President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

          LAURA T. STARKS, PH.D.(3,4,5,6)
          Director
          Born: February 1950
          Year of Election or Appointment: 2000

          Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          RICHARD A. ZUCKER(2,3,4,5,6)
          Director
          Born: July 1943
          Year of Election or Appointment: 1992

          Vice President, Beldon Roofing and Remodeling (7/85-present).
          Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

          (2)  MEMBER OF EXECUTIVE COMMITTEE

          (3)  MEMBER OF AUDIT COMMITTEE

          (4)  MEMBER OF PRICING AND INVESTMENT COMMITTEE

          (5)  MEMBER OF CORPORATE GOVERNANCE COMMITTEE

          (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

          CLIFFORD A. GLADSON
          Vice President
          Born: November 1950
          Year of Appointment: 2002

          Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

          STUART WESTER
          Vice President
          Born: June 1947
          Year of Appointment: 2002

          Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99).
          Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

          MARK S. HOWARD
          Secretary
          Born: October 1963
          Year of Appointment: 2002

          Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Secretary and Counsel, IMCO (12/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

          EILEEN M. SMILEY
          Assistant Secretary
          Born: November 1959
          Year of Appointment: 2003

          Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

          Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

          DAVID M. HOLMES
          Treasurer
          Born: June 1960
          Year of Appointment: 2001

          Senior Vice President, Life/IMCO/Financial Planning Services, Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the Officer position of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

          ROBERTO GALINDO, JR.
          Assistant Treasurer
          Born: November 1960
          Year of Appointment: 2000

          Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

          (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.
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50

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

 INDEPENDENT AUDITORS        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
    USAA TOUCHLINE(R)        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper
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